Restricted Cash Reconciliation from Cash and Cash Equivalents to Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,279	$ 1,130
Restricted cash included in other current assets	1	1
Restricted cash included in other non-current assets	0	5
Cash, cash equivalents, and restricted cash	$ 2,280	$ 1,136	$ 1,769	$ 4,255